Employee Benefit Plans (Fair Value of Investments) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classification of the methodology used by the Company to fair value its investments
Percentage		100.00%
Defined benefit pension plans
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 2,605	$ 2,593	$ 2,300
Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Percentage		2.00%
Net in-transits
Classification of the methodology used by the Company to fair value its investments
Percentage		2.00%
Canadian equity
Classification of the methodology used by the Company to fair value its investments
Percentage		8.00%
US equity
Classification of the methodology used by the Company to fair value its investments
Percentage		15.00%
Other equity
Classification of the methodology used by the Company to fair value its investments
Percentage	9.00%	7.00%
Government
Classification of the methodology used by the Company to fair value its investments
Percentage	5.00%	3.00%
Corporate
Classification of the methodology used by the Company to fair value its investments
Percentage		5.00%
Other
Classification of the methodology used by the Company to fair value its investments
Percentage		0.00%
Mutual funds
Classification of the methodology used by the Company to fair value its investments
Percentage		8.00%
Other
Classification of the methodology used by the Company to fair value its investments
Percentage		0.00%
Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Percentage	31.00%	33.00%
Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Percentage	27.00%	21.00%
Total
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 2,605	$ 2,593
Percentage	100.00%
Total | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 68	44
Percentage	3.00%
Total | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ (99)	(48)
Percentage	4.00%
Total | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 154	210
Percentage	6.00%
Total | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 380	388
Percentage	15.00%
Total | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 243	176
Percentage	9.00%
Total | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 119	93
Percentage	5.00%
Total | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 141	126
Percentage	5.00%
Total | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 13	14
Percentage
Total | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 88	199
Percentage	3.00%
Total | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ (7)	(4)
Percentage
Total | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 801	860
Percentage	31.00%
Total | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 704	535
Percentage	27.00%
NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 1,505	1,395
NAV | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	801	860
NAV | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	704	535
Level 1
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	841	969
Level 1 | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	68	44
Level 1 | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	(99)	(48)
Level 1 | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	154	210
Level 1 | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	380	388
Level 1 | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	243	176
Level 1 | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	10	5
Level 1 | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	88	199
Level 1 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	(3)	(5)
Level 1 | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	259	229
Level 2 | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	119	93
Level 2 | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	141	126
Level 2 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	3	9
Level 2 | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	(4)	1
Level 2 | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 0	$ 0